Related party transactions	12 Months Ended
Dec. 31, 2023
Disclosure of related party [Abstract]
Related party transactions
Note 47: Related party transactions
Key management personnel
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of an entity; the Group’s key management personnel are the members of the Lloyds Banking Group plc Group Executive Committee together with its non-executive directors.
The table below details, on an aggregated basis, key management personnel compensation:

Compensation	2023 £m	2022 £m	2021 £m
Salaries and other short-term benefits	16	12	10
Post-employment benefits	–	–	–
Share-based payments	22	16	15
Total compensation	38	28	25
Aggregate contributions in respect of key management personnel to defined contribution pension schemes were £nil (2022: £nil; 2021: £nil).

	Share option plans			Share plans
	2023 million	2022 million	2021 million	2023 million	2022 million	2021 million
At 1 January	–	–	–	72	74	117
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	–	–	–	27	29	19
Exercised/lapsed (includes entitlements of former key management personnel)	–	–	–	(44)	(31)	(62)
At 31 December	–	–	–	55	72	74
The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

Loans	2023 £m	2022 £m	2021 £m
At 1 January	2	3	2
Advanced (includes loans to appointed key management personnel)	–	1	1
Repayments (includes loans to former key management personnel)	(1)	(2)	–
At 31 December	1	2	3
The loans are on both a secured and unsecured basis and are expected to be settled in cash. The loans attracted interest rates of between 1.09 per cent and 32.40 per cent in 2023 (2022: 1.01 per cent and 30.15 per cent; 2021: 0.39 per cent and 22.93 per cent).
No provisions have been recognised in respect of loans given to key management personnel (2022 and 2021: £nil).

Deposits	2023 £m	2022 £m	2021 £m
At 1 January	10	11	10
Placed (includes deposits of appointed key management personnel)	44	37	26
Withdrawn (includes deposits of former key management personnel)	(40)	(38)	(25)
At 31 December	14	10	11
Deposits placed by key management personnel attracted interest rates of up to 6.25 per cent (2022: 5.0 per cent; 2021: 1.0 per cent).
At 31 December 2023, the Group did not provide any guarantees in respect of key management personnel (2022 and 2021: none).
At 31 December 2023, transactions, arrangements and agreements entered into by the Group’s banking subsidiaries with directors and connected persons included amounts outstanding in respect of loans and credit card transactions of £23.4 thousand with five directors and no connected persons (2022: £2.0 thousand with two directors and no connected persons; 2021: £0.9 million with two directors and one connected person).
Note 47: Related party transactions continued
Subsidiaries
In accordance with IFRS 10 Consolidated Financial Statements, transactions and balances with subsidiaries have been eliminated on consolidation.
Pension funds
The Group provides banking and some investment management services to certain of its pension funds. At 31 December 2023, customer deposits of £133 million (2022: £155 million) related to the Group’s pension funds. As disclosed in note 16, the Group’s main pension funds have entered into a longevity insurance arrangement that was structured as a pass-through involving Scottish Widows.
Collective investment vehicles
The Group manages 129 (2022: 125) collective investment vehicles, such as Open-Ended Investment Companies (OEICs) and of these 68 (2022: 73) are consolidated. The Group invested £55 million (2022: £196 million) and redeemed £210 million (2022: £486 million) in the unconsolidated collective investment vehicles during the year and had investments, at fair value, of £1,448 million (2022: £1,491 million) at 31 December. The Group earned fees of £72 million from the unconsolidated collective investment vehicles during 2023 (2022: £80 million).
Joint ventures and associates
At 31 December 2023 there were loans and advances to customers of £47 million (2022: £21 million) outstanding and balances within customer deposits of £6 million (2022: £58 million) relating to joint ventures and associates.
During the year the Group paid fees of £4 million (2022: £5 million) to its Schroders Personal Wealth joint venture and no payment was made (2022: £18 million) under the terms of agreements put in place on the establishment of the joint venture.
In addition to the above balances, the Group has a number of other associates held by its venture capital business that it accounts for at fair value through profit or loss. At 31 December 2023, these companies had total assets of £7,519 million (2022: £4,709 million), total liabilities of £5,927 million (2022: £5,557 million) and for the year ended 31 December 2023 had turnover of £3,381 million (2022: £4,196 million) and made a net loss of £293 million (2022: net loss of £228 million). In addition, the Group has provided £1,574 million (2022: £1,466 million) of financing to these companies on which it received £120 million (2022: £98 million) of interest income in the year.